Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Entity Registrant Name	NETSCOUT SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0001078075
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-26251
Entity Tax Identification Number	04-2837575
Entity Address, Address Line One	310 Littleton Road
Entity Address, City or Town	Westford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01886
City Area Code	978
Local Phone Number	614-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NTCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false